UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1.	Schedule of Investments
Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance
Atlanta Capital SMID-Cap Fund
June 30, 2011 (Unaudited)
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2011, the value of the Fund’s investment in the Portfolio was $1,413,541,412 and the Fund owned 99.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio
June 30, 2011
Portfolio of Investments (Unaudited)
Common Stocks — 96.5%

Security	Shares	Value

Auto Components — 2.9%
BorgWarner, Inc.(1)	229,450	$18,537,265
Gentex Corp.	753,500	22,778,305

		$41,315,570

Capital Markets — 6.9%
Affiliated Managers Group, Inc.(1)	499,700	$50,694,565
Greenhill & Co., Inc.	399,010	21,474,718
SEI Investments Co.	1,142,440	25,716,325

		$97,885,608

Chemicals — 1.5%
Scotts Miracle-Gro Co., Class A (The)	413,550	$21,219,251

		$21,219,251

Commercial Banks — 4.3%
City National Corp.	470,410	$25,519,743
Cullen/Frost Bankers, Inc.	253,720	14,423,982
Umpqua Holdings Corp.	1,896,130	21,938,224

		$61,881,949

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)	308,940	$14,396,604

		$14,396,604

Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.(1)	760,300	$32,882,975

		$32,882,975

Containers & Packaging — 2.0%
AptarGroup, Inc.	550,010	$28,787,523

		$28,787,523

Distributors — 2.5%
LKQ Corp.(1)	1,361,300	$35,516,317

		$35,516,317

Electrical Equipment — 4.0%
Acuity Brands, Inc.	444,650	$24,802,577
AMETEK, Inc.	733,750	32,945,375

		$57,747,952

Electronic Equipment, Instruments & Components — 3.1%
FLIR Systems, Inc.	870,630	$29,348,937

Security	Shares	Value

Rofin-Sinar Technologies, Inc.(1)	428,740	14,641,471

		$43,990,408

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	212,190	$14,392,848
Oceaneering International, Inc.	548,240	22,203,720

		$36,596,568

Health Care Equipment & Supplies — 4.5%
DENTSPLY International, Inc.	1,136,560	$43,280,205
Varian Medical Systems, Inc.(1)	305,940	21,421,919

		$64,702,124

Health Care Providers & Services — 3.8%
Henry Schein, Inc.(1)	552,950	$39,585,690
Universal Health Services, Inc., Class B	275,590	14,201,153

		$53,786,843

Household Products — 1.8%
Church & Dwight Co., Inc.	617,050	$25,015,207

		$25,015,207

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	517,340	$25,468,648

		$25,468,648

Insurance — 7.5%
HCC Insurance Holdings, Inc.	1,363,660	$42,955,290
Markel Corp.(1)	162,337	64,416,945

		$107,372,235

IT Services — 1.5%
Jack Henry & Associates, Inc.	713,350	$21,407,634

		$21,407,634

Life Sciences Tools & Services — 3.5%
Bio-Rad Laboratories, Inc., Class A(1)	266,750	$31,839,280
Mettler-Toledo International, Inc.(1)	107,220	18,084,797

		$49,924,077

Machinery — 4.6%
Graco, Inc.	428,790	$21,722,501
IDEX Corp.	721,330	33,072,981
Valmont Industries, Inc.	113,570	10,947,012

		$65,742,494

Security	Shares	Value

Marine — 2.5%
Kirby Corp.(1)	634,530	$35,958,815

		$35,958,815

Media — 6.1%
John Wiley & Sons, Inc., Class A	697,140	$36,258,252
Morningstar, Inc.	827,990	50,325,232

		$86,583,484

Professional Services — 3.5%
Equifax, Inc.	832,590	$28,907,525
Verisk Analytics, Inc., Class A(1)	621,350	21,511,137

		$50,418,662

Real Estate Management & Development — 2.0%
Forest City Enterprises, Inc., Class A(1)	1,532,188	$28,605,950

		$28,605,950

Road & Rail — 1.8%
J.B. Hunt Transport Services, Inc.	532,530	$25,076,838

		$25,076,838

Software — 8.3%
ANSYS, Inc.(1)	651,900	$35,639,373
Blackbaud, Inc.	1,162,730	32,230,875
FactSet Research Systems, Inc.	210,930	21,582,358
Fair Isaac Corp.	947,010	28,599,702

		$118,052,308

Specialty Retail — 9.2%
Aaron’s, Inc.	759,665	$21,468,133
CarMax, Inc.(1)	678,900	22,451,223
O’Reilly Automotive, Inc.(1)	728,810	47,744,343
Sally Beauty Holdings, Inc.(1)	1,381,790	23,628,609
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	247,280	15,969,342

		$131,261,650

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	225,970	$14,326,498

		$14,326,498

Total Common Stocks (identified cost $1,133,936,607)		$1,375,924,192

Short-Term Investments — 6.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$87,190	$87,189,880

Total Short-Term Investments (identified cost $87,189,880)		$87,189,880

Total Investments — 102.6% (identified cost $1,221,126,487)		$1,463,114,072

Other Assets, Less Liabilities — (2.6)%		$(37,458,187)

Net Assets — 100.0%		$1,425,655,885

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $544.

The Portfolio did not have any open financial instruments at June 30, 2011.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,224,335,460

Gross unrealized appreciation	$246,123,556
Gross unrealized depreciation	(7,344,944)

Net unrealized appreciation	$238,778,612

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,375,924,192	$—	$—	$1,375,924,192
Short-Term Investments	—	87,189,880	—	87,189,880

Total Investments	$1,375,924,192	$87,189,880	$—	$1,463,114,072

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.
The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Atlanta Capital Focused Growth Fund
June 30, 2011 (Unaudited)
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Focused Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2011, the value of the Fund’s investment in the Portfolio was $78,955,372 and the Fund owned 96.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

1

Focused Growth Portfolio
June 30, 2011
Portfolio of Investments (Unaudited)
Common Stocks — 97.0%

Security	Shares	Value

Air Freight & Logistics — 2.7%
Expeditors International of Washington, Inc.	43,590	$2,231,372

		$2,231,372

Auto Components — 2.6%
BorgWarner, Inc.(1)	26,290	$2,123,969

		$2,123,969

Capital Markets — 2.1%
T. Rowe Price Group, Inc.	28,640	$1,728,138

		$1,728,138

Chemicals — 5.1%
Monsanto Co.	57,505	$4,171,413

		$4,171,413

Commercial Banks — 3.2%
Wells Fargo & Co.	92,170	$2,586,290

		$2,586,290

Communications Equipment — 8.9%
Acme Packet, Inc.(1)	29,330	$2,056,913
QUALCOMM, Inc.	91,120	5,174,705

		$7,231,618

Computers & Peripherals — 7.2%
Apple, Inc.(1)	17,500	$5,874,225

		$5,874,225

Diversified Financial Services — 3.5%
JPMorgan Chase & Co.	69,320	$2,837,961

		$2,837,961

Energy Equipment & Services — 5.0%
National Oilwell Varco, Inc.	19,210	$1,502,414
Schlumberger, Ltd.	30,268	2,615,155

		$4,117,569

Food Products — 3.9%
Green Mountain Coffee Roasters, Inc.(1)	35,940	$3,208,004

		$3,208,004

2

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	7,335	$2,260,574

		$2,260,574

Industrial Conglomerates — 2.8%
3M Co.	24,475	$2,321,454

		$2,321,454

Internet & Catalog Retail — 15.2%
Amazon.com, Inc.(1)	12,324	$2,520,135
Netflix, Inc.(1)	26,558	6,976,521
Priceline.com, Inc.(1)	5,690	2,912,881

		$12,409,537

Internet Software & Services — 2.6%
MercadoLibre, Inc.	27,100	$2,150,114

		$2,150,114

IT Services — 3.4%
Cognizant Technology Solutions Corp., Class A(1)	37,350	$2,739,249

		$2,739,249

Metals & Mining — 2.0%
BHP Billiton, Ltd. ADR	17,340	$1,640,884

		$1,640,884

Oil, Gas & Consumable Fuels — 7.2%
Apache Corp.	22,270	$2,747,895
Suncor Energy, Inc.	79,445	3,106,300

		$5,854,195

Pharmaceuticals — 1.5%
Allergan, Inc.	14,360	$1,195,470

		$1,195,470

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp., Class A	78,655	$2,645,954

		$2,645,954

Software — 9.6%
Activision Blizzard, Inc.	115,844	$1,353,058
Oracle Corp.	42,840	1,409,865
salesforce.com, inc.(1)	21,000	3,128,580
VMware, Inc., Class A(1)	19,045	1,908,880

		$7,800,383

3

Security	Shares	Value

Specialty Retail — 2.5%
CarMax, Inc.(1)	61,780	$2,043,064

		$2,043,064

Total Common Stocks (identified cost $66,717,544)		$79,171,437

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$2,512	$2,512,024

Total Short-Term Investments (identified cost $2,512,024)		$2,512,024

Total Investments — 100.1% (identified cost $69,229,568)		$81,683,461

Other Assets, Less Liabilities — (0.1)%		$(54,110)

Net Assets — 100.0%		$81,629,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
ADR — American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $15.

4

The Portfolio did not have any open financial instruments at June 30, 2011.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,427,174

Gross unrealized appreciation	$12,868,217
Gross unrealized depreciation	(611,930)

Net unrealized appreciation	$12,256,287

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$79,171,437	$—	$—	$79,171,437
Short-Term Investments	—	2,512,024	—	2,512,024

Total Investments	$79,171,437	$2,512,024	$—	$81,683,461

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.
The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	August 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2011